Stock Based Compensation (Details) - Schedule of Fair Value of Restricted Stock Units Determined Using the Black-Scholes Option-Pricing Model - Restricted common stocks [Member]	12 Months Ended
Dec. 31, 2021
Schedule of Fair Value of Restricted Stock Units Determined Using the Black-Scholes Option-Pricing Model With the Weighted-Average Assumptions [Line Items]
Expected volatility	75.00%
Risk-free interest rate	0.72%
Probability weighted time to exit	5 years
Expected dividend yield	0.00%